Share-based Compensation (Details) (Share Incentive Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 12, 2012	Oct. 10, 2014	Jun. 05, 2014	Jun. 15, 2012	Dec. 08, 2010	May 14, 2007
Share options
Balances outstanding at the beginning of the period (in shares)	3,134,475	4,368,382	4,382,636
Granted (in shares)	457,500	90,000	2,410,000
Exercised (in shares)	(642,058)	(981,992)	(913,801)
Modified (in shares)			(290,547)
Forfeited (in shares)	(173,462)	(291,915)	(1,169,906)
Expired (in shares)		(50,000)	(50,000)
Balances outstanding at the end of the period (in shares)	2,776,455	3,134,475	4,368,382	4,382,636
Exercisable at the end of the period (in shares)	1,373,002	1,357,529	1,353,698
Weighted average exercise price
Balances outstanding at beginning of period (in dollars per share)	$ 3.10	$ 2.69	$ 2.78
Granted (in dollars per share)	$ 3.71	$ 4.61	$ 3.35
Exercised (in dollars per share)	$ 2.00	$ 1.33	$ 1.05
Modified (in dollars per share)			$ 3.23
Forfeited (in dollars per share)	$ 3.41	$ 3.87	$ 4.35
Expired (in dollars per share)		$ 0.30	$ 0.30
Outstanding at end of year (in dollars per share)	$ 3.02	$ 3.10	$ 2.69	$ 2.78
Exercisable at the end of the period (in dollars per share)	$ 2.82	$ 2.75	$ 1.40
Weighted average remaining contractual life (in years)
Balances outstanding at the end of the period	3 years 7 months 24 days	3 years 11 months 23 days	4 years 4 months 2 days	4 years 2 months 23 days
Exercisable at the end of the period	3 years 1 month 24 days	3 years 4 months 24 days	2 years 4 months 21 days
Weighted average grant date fair value
Balances outstanding at the beginning of the period (in dollars per share)	$ 1.31	$ 1.30	$ 1.57
Granted (in dollars per share)	$ 1.22	$ 1.15	$ 1.26
Exercised (in dollars per shares)	$ 1.09	$ 1.32	$ 0.90
Modified (in dollars per share)			$ 1.06
Forfeited (in dollars per share)	$ 1.28	$ 1.37	$ 1.95
Expired (in dollars per share)		$ 0.05	$ 0.02
Balances outstanding at the end of the period (in dollars per share)	$ 1.30	$ 1.31	$ 1.30	$ 1.57
Exercisable at the end of the period (in dollars per share)	$ 1.36	$ 1.31	$ 1.24
Intrinsic value information
Intrinsic value of outstanding options (in dollars)	$ 918
Intrinsic value of exercisable options (in dollars)	618
Vested (in shares)	722,919
Total intrinsic value of options exercised	$ 1,709	$ 2,665	$ 2,172
Director and certain employees
Share-based compensation
Shares cancelled					546,000
Share options
Granted (in shares)					255,453
Weighted average exercise price
Modified (in dollars per share)					$ 3.227
Director and certain employees | ADSs
Weighted average exercise price
Decrease in original exercise prices (in dollars per share)						$ 0.67
Director and certain employees | Minimum
Weighted average exercise price
Granted (in dollars per share)					$ 5.00
Director and certain employees | Maximum
Weighted average exercise price
Granted (in dollars per share)					$ 7.44
Director, employees and non-employee
Share-based compensation
Extended option life							1 year
Share options
Share options amended (in shares)							120,850
Condition one
Share-based compensation
Total requisite service period as stipulated in the share option agreements	4 years
Condition one | First anniversary of the date of grant
Share-based compensation
Portion of options vesting (as a percent)	25.00%
Condition one | Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant
Share-based compensation
Portion of options vesting (as a percent)	75.00%
Number of calendar quarters for pro-rata vesting	12
Condition two
Share-based compensation
Total requisite service period as stipulated in the share option agreements	4 years
Condition two | Vesting on date of IPO
Share-based compensation
Portion of options vesting (as a percent)	25.00%
Condition two | Pro-rata vesting on calendar quarter-end of each 12 quarters following IPO
Share-based compensation
Portion of options vesting (as a percent)	75.00%
Number of calendar quarters for pro-rata vesting	12
Condition three | Vesting on date of IPO
Share-based compensation
Portion of options vesting (as a percent)	100.00%
BVI Company
Share-based compensation
Shares approved for purchase by issuance of options under the plan								7,633,920	5,233,920	2,960,606
Authorized shares increased for purchase by issuance of options under the plan								2,400,000